Cash and cash equivalents and total borrowings - Cash Reconciliation (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash Reconciliation [Line Items]
Cash and cash equivalents as presented in the consolidated balance sheet	£ 2,363	£ 2,694
Bank overdrafts	(187)	(168)
Cash and cash equivalents as presented in the consolidated cash flow statement	2,176	2,706	£ 1,168	£ 2,467
Borrowings due within one year (excluding bank overdrafts)	(1,292)	(654)
Borrowings due after one year	(3,866)	(4,114)
Total borrowings (excluding bank overdrafts)	£ (5,158)	(4,768)
Previously stated
Cash Reconciliation [Line Items]
Cash and cash equivalents as presented in the consolidated cash flow statement		£ 2,526